Software and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Software and Equipment, Net [Abstract]
Depreciation expense	$ 2,840	$ 2,077	$ 5,078	$ 4,055	$ 1,613